SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS - Black-Scholes Option Pricing Model (Details)	Mar. 31, 2023
Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	2.53
Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	4.74
Expected volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	45.91
Expected volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	49.01
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	0
Expected term (in years) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	0.28
Expected term (in years) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	1.03
Fair value of underlying senior convertible preferred share | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	0.07
Fair value of underlying senior convertible preferred share | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities measurement input	0.20